Lease liability	12 Months Ended
Dec. 31, 2021
Lease liability
Lease liability

11.Lease liability

The lease liability is related to land leases of surface properties owned by Miazga Participações S.A., (“Miazga”), a related party and Arqueana, a related party, (note 12) and housing leases owned by third parties. The lease liability was measured at the present value of the lease payments. The lease payments were discounted using a weighted average interest rate of 11.33% (2020: 11.33%) which was determined to be the Company’s incremental borrowing rate. The continuity of the lease liability is presented in the table below:

Lease liability of December 31, 2019	$313,690
Additions	20,585
Interest expense	27,465
Lease payments	(35,231)
Cumulative translation adjustment	(74,310)
Lease liability of December 31, 2020	252,199
Additions	15,582
Interest expense	26,931
Lease payments	(32,893)
Cumulative translation adjustment	(17,427)
Lease liability of December 31, 2021	244,392

As of December 31, 2021
Lease obligations	244,392
Less current portion	27,571
Non-current portion	$216,821

Maturity analysis – contractual undiscounted cash flows

As at December 31, 2021
Less than one year	$36,936
Year 2	36,936
Year 3	36,936
Year 4	36,936
More than 5 years	369,036
Total contractual undiscounted cash flows	$516,780